GOODWILL (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill	R$ 38,003.6	R$ 40,594.0	R$ 42,411.3
Goodwill	102,941.4	102,945.0
Non-controlling transactions	(85,242.6)	(85,242.6)
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Goodwill	17,698.8	17,702.4
CAC [member] | Dominican Republic [Member]
IfrsStatementLineItems [Line Items]
Goodwill	3,805.5	4,231.6
CAC [member] | Panama [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,682.9	1,813.8
Latin America South [Member] | Argentina [Member]
IfrsStatementLineItems [Line Items]
Goodwill	2,183.8	3,463.0
Latin America South [Member] | Bolivia [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,712.5	1,845.6
Latin America South [Member] | Chile [Member]
IfrsStatementLineItems [Line Items]
Goodwill	47.9	53.1
Latin America South [Member] | Paraguay [Member]
IfrsStatementLineItems [Line Items]
Goodwill	888.2	953.8
Latin America South [Member] | Uruguay [Member]
IfrsStatementLineItems [Line Items]
Goodwill	184.0	193.1
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Goodwill	R$ 9,800.0	R$ 10,337.6